SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
12.	SHAREHOLDERS’ EQUITY

The Company had 14,956,317 and 14,969,150 ordinary shares, each of no par value issued and outstanding on December 31, 2010 and December 31, 2011, respectively. On December 31, 2011, the total number of authorized shares was 19,656,317. Authorized capital is as follows:

	December 31
	2010	2011
Issued and outstanding	14,956,317	14,969,150
Reserved for stock option plans	2,500,000	4,687,167
Reserved for exercise of warrants	846,300	-
	18,302,617	19,656,317

On April 28, 2006, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to the provisions of Articles 2443 and 2420, part 3 of the Italian Civil Codes, including the power to increase the capital of the company in cash, up to €90 million of par value, in one or more transactions, and to issue convertible bonds (even subordinated) and increase the capital of the Company, in one or more transactions, up to Euro 10 million of par value, through the issuance of ordinary shares reserved for the conversion of such convertible bonds, and in both cases also with the faculty to issue warrants by means of the same resolution of the board of directors providing for the relevant capital increase and in each case, exclude or limit the option right of the shareholders if the Board of Directors determines that exclusion or limitation to be in the interest of the Company. Such delegation of powers expired after five years. On May 9, 2011, our shareholders renewed this resolution for additional five years starting from the date of the resolution of the 2011 Extraordinary Shareholders’ meeting approving the amendment. As of December 31, 2011, our board of directors authorized the issuance of 4,549,435 ordinary shares in connection with this resolution by our shareholders.

On June 30, 2009, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2443 of the Italian Civil Code, including the power to increase the capital of our company in cash, up to an amount equal to €100 million, on a separable basis, in one or more transactions, for the purpose of a rights offering with the faculty to reserve all or part of such amount for the exercise of warrants issued by means of the same resolution of our board of directors providing for the relevant capital increase and with the faculty to reserve 1/4 of any such capital increase to employees under the Company’s equity incentive plans in effect from time to time, and the power to cancel the par value of the ordinary shares of the Company, which was completed on June 30, 2009. As of December 31, 2011, our board of directors has not authorized the issuance of any shares pursuant to this resolution by our shareholders.

On May 9 2011, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2441, fifth paragraph of the Italian Civil Code, to increase the capital of the Company in cash by a maximum amount of Euro 2,200,000, on a separable basis, with the exclusion of the pre-emptive right of the shareholders, for the issuance of options to purchase a maximum of 2,200,000 shares, without a par value, in favor of the Company’s employees, directors and consultants. We have used this approval to increase the number of ordinary shares of the Company authorized under our 2007 Stock Option Plan to 3,200,000.

Warrants

A summary of the warrant activity for the three years ended December 31, 2011 is presented below.

	Warrants	Weighted Average Exercise Price
Balance, December 31, 2008	846,300	€6.29	$11.75
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Balance, December 31, 2009	846,300	€6.29	$11.75
Granted	-	-	-
Exercised	-	-	-
Cancelled	523,774	€6.90	$9.66
Balance, December 31, 2010	322,526	€11.35	$15.20
Granted	-	-	-
Exercised	-	-	-
Cancelled	322,526	€11.35	$15.20
Balance, December 31, 2011	-	-	-

There are no outstanding warrants as of December 31, 2011:

	Number of	Number of	Number of	Number of
	warrants	warrants	warrants	warrants
	issued	exercised	cancelled	outstanding
Warrant issued in conjunction with promissory notes	503,298	22,734	480,564	-
Initial Public Offering	151,200	107,990	43,210	-
2005 private placement	713,518	713,518	-	-
2006 private placement	466,446	143,920	322,526	-
Total	1,834,462	988,162	846,300	-

In connection with a private placement in 2006, the Company issued warrants for the purchase of an aggregate of 388,705 ordinary shares at an exercise price of $14.50 per ordinary share. In addition, the Company issued a five year warrant for the purchase of 77,741 ordinary shares at an exercise price of $17.40 per ordinary share to one of placement agent. The warrants were fully vested, exercisable at the option of the holder, in whole or in part, and expire five years from the date of grant. Through December 31, 2011, we had issued 143,920 ordinary shares upon exercise of these warrants for proceeds of $2,087 (€1,490). On April 28, 2011, 322,526 warrants expired without having been exercised. As of December 31, 2011, there were no warrants outstanding.